UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of
the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
________ to________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ____________________

Central Index Key Number of securitizer: ___________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:         0001083199

       World Omni Auto Receivables Trust 2025-B

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):      0002065415

Central Index Key Number of underwriter (if applicable):     Not applicable

Paula Pescaru, Assistant Secretary, (954) 418-5368
Name and telephone number, including area code,
of the person to contact in connection with this filing

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

index of exhibits

Exhibit No.	Description

Exhibit 99.1	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated April 25, 2025.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

WORLD OMNI AUTO RECEIVABLES LLC (Depositor)

By:	/s/ Claude S. Simon
Name: Claude S. Simon
Title: Assistant Treasurer

Date: April 28, 2025